Goodwill	12 Months Ended
Oct. 31, 2019
Goodwill [Abstract]
Goodwill
10 Goodwill

		October 31, 2019	October 31, 2018
	Note	$m	$m
Cost and net book amount
At November 1 /May 1		6,805.0	2,828.6
Acquisitions	38	26.8	4,863.9
Effects of movements in exchange rates		(160.5)	-
Reclassification to assets held for sale	37	-	(887.5)
		6,671.3	6,805.0
A segment-level summary of the goodwill allocation is presented below:
Micro Focus		6,671.3	6,805.0

Goodwill acquired through business combinations has been allocated to a cash-generating unit (“CGU”) for the purpose of impairment testing.

The goodwill arising in the 12 months ended October 31, 2019, related to the acquisition of Interset Software Inc. of $26.8m (note 38) has been allocated to the Micro Focus CGU as this is consistent with the segment reporting that is used in internal management reporting. Of the additions to goodwill, all amounts are expected to be deductible for tax purposes.

The goodwill arising in the 18 months ended October 31, 2018 related to the acquisition of the HPE Software business of $4,858.3m (note 38) and COBOL-IT, SAS (“COBOL-IT”) $5.6m (note 38), have been allocated to the Micro Focus CGU as this is consistent with the segment reporting that is used in internal management reporting. Of the additions to goodwill, there were no amounts expected to be deductible for tax purposes.

In addition, during the year, following a review of the allocation of goodwill to foreign operations, the directors have determined that goodwill of $6,497.5m, which arose on previous acquisitions (in particular the acquisitions of the HPE Software business on September 1, 2017 and The Attachmate Group on November 20, 2014, being the two most significant) should have been allocated into functional currencies of the underlying foreign operations. The re-denomination has given rise to a total reduction in the carrying value of goodwill of $160.5m, as a result of foreign exchange movement, that has been recognized in the 12 months ended October 31, 2019. Had this allocation taken place from the acquisition dates, a $154.9m decrease in the carrying value of goodwill would have been recognized in the 18 months ended October 31, 2018 and a cumulative decrease of $69.4m in the carrying value would have been recognized as at May 1, 2017. As this change has no impact on the Group’s profit before taxation, or statement of cash flows and as the net prior-period impact of $224.3m is not material in the context of the overall value of goodwill or net assets, it is, in the judgment of the directors, appropriate to affect the change in allocation in the current period. Movements in Other comprehensive income are not considered a key performance metric.

This change in the carrying value of $160.5m is a part of the amount reflected in the line “effect of movements in exchange rates” in the table above. The change has been recognized within “currency translation differences – continuing operations” in other comprehensive income, and subsequently the translation reserve in equity.

This adjustment has had no impact on the conclusion of the Group’s annual impairment review.

Impairment test
Impairment of goodwill is tested annually, or more frequently where there is indication of impairment. An impairment test is a comparison of the carrying value of the assets of the CGU with their recoverable amount. Where the recoverable amount is less than the carrying value, an impairment results. The Group performed its annual test for impairment as at October 31, 2019 (2018: October 31, 2018), incorporating its knowledge of the business into that testing and noting at that date the market capitalization was less than the net assets of the Group, which was taken into account during the impairment test.

The recoverable amount of the Micro Focus CGU is determined based on its Value In Use (“VIU”). The VIU includes estimates about the future financial performance of the CGU and is based on five-year projections and then a terminal value calculation. It utilizes discounted board approved forecasts for the first four years and the fifth year reflects management’s expectation of the long-term growth prospects which have been applied based upon the expected operating performance of the CGU and growth prospects in the CGU’s market. The cash flow projections and inputs combine past performance with adjustments as appropriate where the directors believe that past performance and rates are not indicative of future performance and rates. The VIU calculation excludes the cash outflow and resulting cash inflow assumptions arising from the investment decisions made in the Strategic Review and which are included within the board approved forecasts. Impairment reviews under IAS 36 are required to exclude the estimated cash inflow and outflows arising from improving or enhancing the performance of existing assets, and therefore the impairment test performed in the current year considers the recoverable amount of the CGU based on its current condition without the impact of the approved investment plans.

Key assumptions
Key assumptions in the VIU are considered to be the discount rate, medium term annual revenue growth rate by product group and the long-term cash flow growth rate. These have been assessed taking into consideration the current economic climate and the resulting impact on expected growth and discount rates.

The medium-term annual revenue growth rate by product group, long-term cash flow growth rate and discount rate used in the VIU calculation are:

	2019	2018
Long-term cash flow growth rate	1.0%	1.0%
Pre-tax discount rate [1]	10.3%	9.7%
Medium term annual revenue growth rate by product group[2]	(2.0)% to 2.1%	-

[1] This equates to a Post-tax discount rate of 8.0% (2018: 7.8%)
[2] Medium-term annual revenue growth rate by product group was not a key assumption in 2018 and so has not been presented.

Sensitivity analysis
The results of the sensitivity analysis are set out below. In undertaking this analysis, the directors have considered reasonably possible changes in the key assumptions that could have an adverse impact, taking into consideration that the Group is insulated from some significant adverse impacts by its geographical spread and that the Group’s cost base is flexible and could quickly respond to market changes. The headroom and breakeven sensitivities disclosed below are on the VIU calculation which, as explained above, excludes the cash outflow and resulting cash inflow assumptions arising from the investment decisions made in the Strategic Review.

The directors have assessed that a reasonably possible change in the discount rate is an absolute movement of 2.0% (2018: 2.0%) and this increase would cause the carrying value of the Micro Focus CGU to exceed its recoverable amount. An increase in the discount rate of 0.4% to 10.7% (2018: increase of 1.3% to 11.0%) would reduce the amount by which the recoverable amount exceeds its carrying value from $0.5bn to $nil (2018: from $2.2bn to $nil).

The directors have assessed that a reasonably possible change in the average of the medium-term annual revenue growth rate by product group is an absolute reduction of 2.0% and this decrease would cause the carrying value of the Micro Focus CGU to exceed its recoverable amount (2018: not a reasonably possible change). A decrease in the average of the medium-term annual revenue growth rate by product group of 0.7% would reduce the amount by which the recoverable amount exceeds its carrying value from $0.5bn to $nil. This sensitivity has been presented exclusive of mitigating actions, such as cost saving, that would be taken in such a scenario and which would at least partially offset such a reduction in cash flows.

The directors have also assessed that there is not a reasonably possible change in the long-term cash flow growth rate that would reduce the recoverable amount to below its carrying value.

No impairment charge resulted from the goodwill tests for impairment in the 12 months ended October 31, 2019 (18 months ended October 31, 2018: no impairment).